Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Commitments And Contingencies [Abstract]
Schedule of Payments of Long Term Lease Arrangements	Minimum lease payments are as follows:

Year ended	March 31, 2020
Long-term lease agreements	Total
2021	351
2022	468
2023	468
2024	468
2025	468
Thereafter	2,586
4,809

Schedule of Operating Commitments
Operating expenditures contracted for at the end of the reporting period but not yet incurred are as follows:

Year ended	March 31, 2020
Technology licenses, infrastructure and other	Total
2021	2,600
2022	1,193
2023	19
2024	5
Thereafter	5
3,822